FI - Carrying value and fair value not held at fair value (Details 16) - CHF (SFr) SFr in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	SFr 68,623	SFr 57,994
Available-for-sale Securities, Debt Securities	1,005	607
Loans	10,243	11,408
Other assets	9,184	8,373
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,213	13,594
Short-term borrowings	10,690	10,740
Long-term debt	68,722	70,976
Other liabilities	2,592	7,780
Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35,283	34,282
Loans	277,766	277,137
Other assets	180,024	155,266
Financial liabilities
Due to banks and deposits	407,607	402,589
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	22,061	23,399
Short-term borrowings	8,703	10,128
Long-term debt	98,174	90,111
Other liabilities	12,460	16,012
Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35,283	34,282
Loans	286,249	287,194
Other assets	180,069	155,290
Financial liabilities
Due to banks and deposits	407,613	402,624
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	22,061	23,399
Short-term borrowings	8,702	10,128
Long-term debt	100,557	93,214
Other liabilities	12,465	15,979
Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	0	0
Other assets	164,097	138,672
Financial liabilities
Due to banks and deposits	243,324	234,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	1	0
Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35,283	34,282
Loans	272,527	272,660
Other assets	15,469	16,315
Financial liabilities
Due to banks and deposits	164,289	167,924
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	22,061	23,399
Short-term borrowings	8,702	10,128
Long-term debt	98,841	90,897
Other liabilities	12,021	15,567
Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	13,722	14,534
Other assets	503	303
Financial liabilities
Due to banks and deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	1,716	2,317
Other liabilities	443	412
Bank
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	68,623	57,994
Available-for-sale Securities, Debt Securities	1,003	605
Loans	10,243	11,408
Other assets	9,184	8,373
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,307	13,688
Short-term borrowings	10,690	10,740
Long-term debt	67,788	70,243
Other liabilities	2,568	7,756
Bank | Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35,283	34,282
Loans	286,438	285,570
Other assets	179,217	154,441
Financial liabilities
Due to banks and deposits	408,624	403,704
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	22,061	23,399
Short-term borrowings	14,646	10,568
Long-term debt	92,908	90,035
Other liabilities	12,542	16,131
Bank | Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35,283	34,282
Loans	294,917	295,631
Other assets	179,258	154,464
Financial liabilities
Due to banks and deposits	408,630	403,739
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	22,061	23,399
Short-term borrowings	14,646	10,569
Long-term debt	95,299	93,033
Other liabilities	12,546	16,097
Bank | Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	0	0
Other assets	163,307	137,763
Financial liabilities
Due to banks and deposits	244,155	235,477
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	0	0
Bank | Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35,283	34,282
Loans	281,195	281,097
Other assets	15,457	16,399
Financial liabilities
Due to banks and deposits	164,475	168,262
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	22,061	23,399
Short-term borrowings	14,646	10,569
Long-term debt	93,597	90,716
Other liabilities	12,105	15,694
Bank | Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	13,722	14,534
Other assets	494	302
Financial liabilities
Due to banks and deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	1,702	2,317
Other liabilities	SFr 441	SFr 403